INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense	€ (401)	€ (610)	€ (736)
Deferred income tax (expense) benefit	112	(34)	(101)
Effective income tax (expense) benefit	(289)	(644)	(837)
France
Current income tax expense	(46)	(77)	(485)
Deferred income tax (expense) benefit	5	3	(8)
Other countries
Current income tax expense	(355)	(533)	(251)
Deferred income tax (expense) benefit	€ 107	€ (37)	€ (93)